                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Shareholders

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2003

Dear Shareholder:

This semiannual report to shareholders of Morgan Stanley Real Estate Fund covers the six-month period ended May 31, 2003. The period can be broken into two distinct phases. From December 2002 through mid-March 2003, the real estate sector posted modest losses, although real estate investment trusts (REITs) outperformed the wider equity market. From mid March through the end of May the sector rallied, along with the wider market.

Because real estate has historically been a lagging participant in economic recoveries, we had been concerned that REITs would not participate in a rally if investors believed it to be part of the beginning of an economic recovery. In our opinion, REITs were able to maintain their relative performance primarily due to a flow of funds from a number of constituents. First, the major pension plans implemented a favorable shift to real estate in asset allocation models, as a result of what they considered diversification attributes and attractive returns for REITs. Further, retail investors were attracted to the dividends REITs have paid, in a market in which investors are starved for yield. Finally, some investors remained attracted to REITs because these trusts own hard assets that trade in the private market, which may provide support for their valuations. In fact, the direct property markets have also experienced a surge in demand resulting from institutional and retail investors' increased allocations to real estate. In addition, there are few distressed sellers of real estate. The 10-year Treasury ended the period with a yield of 3.35 percent, which allows buyers to finance purchases with highly attractive mortgage debt.

Despite firm property values, it is important to note that an absence of meaningful tenant demand -- a result of a weak economy and an absence of job growth -- continued to have a negative effect on real estate fundamentals. As a result, owners of apartments, office and industrial buildings and hotels experienced, for the most part, deterioration in property cash flow. Only the owners of retail properties were immune from deteriorating fundamentals as retailers continued to expand despite a weak sales environment.

At this writing there is some investor concern that the REIT market may need to take a breather after continuing to post strong returns in the face of still-deteriorating fundamentals for many of the companies. The public market pricing reflects a sector that is trading at a 7.5 percent premium to its current private real estate valuation, which is modestly in excess of its historical average. Typically, this level of pricing encourages REITs to issue equity. Most REITs have, however, been reluctant to issue equity to date, as they have not had a need for the proceeds. This is primarily because they have not been successful in acquiring properties in the face of more-aggressive private buyers. A more-active equity-offering calendar often serves as a signal that

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2003 continued

the market is more fully priced. Bullish REIT proponents argue that REIT stocks are behaving similarly to the pattern in the broad market in that their stocks are rallying ahead of an expected improvement in their fundamentals, despite little evidence of improvement. In addition, they expect that the favorable fund flows will continue to support REIT share prices.

Performance and Portfolio Strategy

For the six-month period ended May 31, 2003, the Fund's Class A, B, C and D shares produced total returns of 13.65 percent, 13.18 percent, 13.18 percent and
13.79 percent, respectively, versus 12.28 percent for the NAREIT Equity Index* and 12.99 percent for the Lipper Real Estate Fund Index.** The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

We attribute the Fund's strong relative performance to our core philosophy of seeking to own stocks that provide the best valuation relative to their underlying real estate values, regardless of dividend yield or perceived earnings stability. We were pleased with performance in the manufactured-home sector, where one company was the recipient of an all-cash offer at a large premium to its prevailing share price. Despite difficulties in this sector, our weighting reflected our conviction that the stock was priced at a steep discount to the value of its underlying real estate.

We continue to shape the portfolio with companies offering attractive fundamental valuations relative to their underlying real estate value. Thus, the top-down weightings in the portfolio reflect this preference. In the office sector, we continue to have a weaker than consensus outlook for the prospects of a recovery in rental rates. However, within the sector we favor a number of companies that provide exposure to the larger Central Business District (CBD) office markets as opposed to suburban markets. We believe that the disparity in pricing of CBD versus suburban office assets in the private real estate market is significantly wider than the pricing of the stocks in

---------------------
 *The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts and the returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**The Lipper Real Estate Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

Morgan Stanley Real Estate Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2003 continued

the public market. Our preference for stocks of CBD owners led to the Fund's outperformance in this sector.

Although the hotel sector fared extremely poorly, the Fund benefited from a few key holdings that are owners of major urban hotel assets, have superior balance sheets and are affiliated with a major brand. The retail sector continued to outperform in this period. We favored the owners of malls over strip centers as a result of their good relative valuations. Our overweighting of mall stocks more than offset our underweighting of strip centers, leading to outperformance in this sector. Finally, we continued to underweight health-care stocks, believing these companies trade at significant premiums to asset value, perhaps because of the perceived stability of their earnings. This sector weakened in the period as a result of concerns with regard to a number of their tenants.

We appreciate your ongoing support of Morgan Stanley Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /S/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Real Estate Fund
FUND PERFORMANCE - MAY 31, 2003

            AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MAY 31, 2003
--------------------------------------------------------------------------------

                  CLASS A SHARES*
---------------------------------------------------
1 Year                           2.60%(1)  (2.79)%(2)
Since Inception (4/28/99)        9.46%(1)   8.02 %(2)
                 CLASS B SHARES**
---------------------------------------------------
1 Year                           1.76%(1)  (3.11)%(2)
Since Inception (4/28/99)        8.58%(1)   8.20 %(2)

                  CLASS C SHARES+
---------------------------------------------------
1 Year                           1.86%(1)   0.88%(2)
Since Inception (4/28/99)        8.59%(1)   8.59%(2)
                 CLASS D SHARES++
---------------------------------------------------
1 Year                           2.87%(1)
Since Inception (4/28/99)        9.75%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (95.4%)
              Home Building (0.7%)
   69,260     Brookfield Homes
               Corp. ..................  $  1,205,817
                                         ------------
              Hotels/Resorts/
              Cruiselines (7.2%)
  277,500     Hilton Hotels Corp. .....     3,846,150
    6,745     Interstate Hotels
               Corp.*..................        32,578
  261,993     Starwood Hotels & Resorts
               Worldwide, Inc. ........     7,592,557
  313,200     Wyndham International,
               Inc. (Class A)*.........        84,564
                                         ------------
                                           11,555,849
                                         ------------
              Real Estate - Industrial/
              Office (5.3%)
  392,700     Brookfield Properties
               Corp. (Canada)..........     8,494,101
                                         ------------
              Real Estate - Other
              (0.0%)
  166,300     Frontline Capital
               Group*..................             0
                                         ------------
              Real Estate Retail (0.6%)
   22,100     Forest City Enterprise,
               Inc. (Class A)..........       889,525
                                         ------------
              REIT - Diversified (2.0%)
   77,000     Vornado Realty Trust.....     3,249,400
                                         ------------
              REIT - Healthcare (1.8%)
  125,381     Nationwide Health
               Properties, Inc. .......     1,907,045
   67,200     Ventas, Inc. ............       950,880
                                         ------------
                                            2,857,925
                                         ------------
              REIT - Industrial/ Office
              (24.1%)
  185,200     AMB Property Corp. ......     5,076,332
  213,200     Arden Realty, Inc. ......     5,511,220
  161,300     Boston Properties,
               Inc. ...................     6,761,696
  326,195     Equity Office Properties
               Trust...................     8,777,908
   74,500     Mack-Cali Realty
               Corp. ..................     2,560,565
  225,510     ProLogis Trust...........     6,063,964

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   52,600     Reckson Associates Realty
               Corp. ..................  $  1,065,150
   47,800     SL Green Realty Corp. ...     1,651,012
  138,200     Trizec Properties
               Inc. ...................     1,510,526
                                         ------------
                                           38,978,373
                                         ------------
              REIT - Lodging/ Resorts
              (3.6%)
  112,000     FelCor Lodging Trust,
               Inc.*...................       950,880
  531,900     Host Marriot Corp.*......     4,787,100
   21,400     Innkeepers USA Trust.....       165,422
                                         ------------
                                            5,903,402
                                         ------------
              REIT - Residential
              (23.6%)
   43,000     Amli Residential
               Properties Trust........       979,110
  104,200     Apartment Investment &
               Management Co. (Class
               A)......................     3,670,966
  308,107     Archstone-Smith Trust....     7,320,622
  199,600     Avalonbay Communities,
               Inc. ...................     8,369,228
  126,350     Chateau Communities,
               Inc. ...................     3,787,973
  237,500     Equity Residential
               Properties Trust........     6,289,000
   63,000     Essex Property Trust,
               Inc. ...................     3,590,370
   57,100     Manufactured Home
               Communities, Inc. ......     1,913,421
   34,400     Post Properties, Inc. ...       920,888
   67,300     Summit Properties
               Inc. ...................     1,346,673
                                         ------------
                                           38,188,251
                                         ------------
              REIT - Retail (21.5%)
  106,300     Burnham Pacific
               Properties, Inc.*.......       103,111
    1,300     Chealsea Property Group,
               Inc. ...................        54,028
  147,400     Federal Realty Investment
               Trust...................     4,864,200
   87,500     General Growth
               Properties, Inc. .......     5,131,875
   11,500     Macerich Co. (The).......       396,750
   58,700     Regency Centers Corp. ...     1,994,626
  174,200     Rouse Co. (The)..........     6,466,304

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  302,700     Simon Property Group,
               Inc. ...................  $ 11,387,574
  225,800     Taubman Centers, Inc. ...     4,380,520
                                         ------------
                                           34,778,988
                                         ------------
              REIT - Self Storage
              (5.0%)
  183,900     Public Storage, Inc. ....     6,283,863
   53,600     Shurgard Storage Centers,
               Inc. (Class A)..........     1,815,968
                                         ------------
                                            8,099,831
                                         ------------
              Total Common Stocks
              (Cost $139,541,788)......   154,201,462
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (5.1%)
              Repurchase Agreement
  $ 8,206     Joint repurchase
               agreement account 1.325%
               due 06/02/03 (dated
               05/30/03; proceeds
               $8,206,906) (a)
               (Cost $8,206,000).......     8,206,000
                                         ------------


                                             VALUE
------------------------------------------------------
Total Investments
(Cost $147,747,788) (b).....   100.5%    $162,407,462
Liabilities in Excess of
Other Assets................    (0.5)        (795,559)
                               -----     ------------
Net Assets..................   100.0%    $161,611,903
                               =====     ============

---------------------------------------------------

    REIT Real Estate Investment Trust.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $21,000,907 and the aggregate gross unrealized depreciation is $6,341,233, resulting in net unrealized appreciation of $14,659,674.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $147,747,788).......................................  $162,407,462
Cash........................................................        82,716
Receivable for:
    Shares of beneficial interest sold......................       405,771
    Dividends...............................................       142,042
Prepaid expenses and other assets...........................        68,987
                                                              ------------
    Total Assets............................................   163,106,978
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,054,352
    Shares of beneficial interest redeemed..................       163,840
    Investment management fee...............................       133,124
    Distribution fee........................................        92,057
Accrued expenses and other payables.........................        51,702
                                                              ------------
    Total Liabilities.......................................     1,495,075
                                                              ------------
    Net Assets..............................................  $161,611,903
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $147,792,153
Net unrealized appreciation.................................    14,659,674
Undistributed net investment income.........................     1,275,100
Accumulated net realized loss...............................    (2,115,024)
                                                              ------------
    Net Assets..............................................  $161,611,903
                                                              ============
Class A Shares:
Net Assets..................................................    $6,330,302
Shares Outstanding (unlimited authorized, $.01 par value)...       542,989
    Net Asset Value Per Share...............................        $11.66
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.31
                                                              ============
Class B Shares:
Net Assets..................................................   $98,013,955
Shares Outstanding (unlimited authorized, $.01 par value)...     8,439,700
    Net Asset Value Per Share...............................        $11.61
                                                              ============
Class C Shares:
Net Assets..................................................   $10,103,897
Shares Outstanding (unlimited authorized, $.01 par value)...       869,554
    Net Asset Value Per Share...............................        $11.62
                                                              ============
Class D Shares:
Net Assets..................................................   $47,163,749
Shares Outstanding (unlimited authorized, $.01 par value)...     4,042,778
    Net Asset Value Per Share...............................        $11.67
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2003 (unaudited)

Net Investment Income:
Income
Dividends (net of $11,244 foreign withholding tax)..........  $ 5,137,784
Interest....................................................        6,747
                                                              -----------
    Total Income............................................    5,144,531
                                                              -----------
Expenses
Investment management fee...................................      720,345
Distribution fee (Class A shares)...........................        7,143
Distribution fee (Class B shares)...........................      460,180
Distribution fee (Class C shares)...........................       45,679
Transfer agent fees and expenses............................      188,321
Registration fees...........................................       28,264
Professional fees...........................................       25,307
Shareholder reports and notices.............................       13,231
Custodian fees..............................................        7,092
Trustees' fees and expenses.................................        5,562
Other.......................................................        2,647
                                                              -----------
    Total Expenses..........................................    1,503,771
                                                              -----------
    Net Investment Income...................................    3,640,760
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (1,295,893)
Net change in unrealized appreciation.......................   16,269,593
                                                              -----------
    Net Gain................................................   14,973,700
                                                              -----------
Net Increase................................................  $18,614,460
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2003   NOVEMBER 30, 2002
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 3,640,760      $  2,797,521
Net realized gain (loss)....................................   (1,295,893)        2,876,930
Net change in unrealized appreciation (depreciation)........   16,269,593        (8,589,201)
                                                              ------------     ------------
    Net Increase (Decrease).................................   18,614,460        (2,914,750)
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (106,402)         (190,865)
    Class B shares..........................................   (1,399,525)       (1,758,242)
    Class C shares..........................................     (137,784)         (157,574)
    Class D shares..........................................     (721,949)         (690,840)
Net realized gain*
    Class A shares..........................................      (71,883)         (448,167)
    Class B shares..........................................   (1,182,155)       (4,988,791)
    Class C shares..........................................     (114,700)         (433,743)
    Class D shares..........................................     (431,259)         (903,604)
                                                              ------------     ------------
    Total Dividends and Distributions.......................   (4,165,657)       (9,571,826)
                                                              ------------     ------------

Net increase from transactions in shares of beneficial
  interest..................................................    2,639,195        40,818,445
                                                              ------------     ------------
    Net Increase............................................   17,087,998        28,331,869
Net Assets:
Beginning of period.........................................  144,523,905       116,192,036
                                                              ------------     ------------
End of Period
(Including undistributed net investment income of $1,275,100
and $0, respectively).......................................  $161,611,903     $144,523,905
                                                              ============     ============
---------------------
* Includes short-term gains of:
 Class A shares                                                   --           $     71,043
 Class B shares                                                   --                827,678
 Class C shares                                                   --                 72,195
 Class D shares                                                   --                172,208
                                                              ------------     ------------
 Total short-term gains                                           --           $  1,143,124
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,417,234 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,658, $139,835 and $3,095, respectively and received $13,147 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 aggregated $18,498,996 and $18,359,416, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          MAY 31, 2003                  NOVEMBER 30, 2002
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      81,554   $    888,347          379,660   $  4,393,913
Reinvestment of dividends and distributions.......      15,714        162,799           53,889        598,518
Redeemed..........................................    (158,954)    (1,699,027)        (518,859)    (5,867,771)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class A............................     (61,686)      (647,881)         (85,310)      (875,340)
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     750,015      7,991,134        4,723,339     54,060,012
Reinvestment of dividends and distributions.......     204,220      2,109,667          501,362      5,546,652
Redeemed..........................................  (1,555,496)   (16,357,375)      (3,799,230)   (42,048,728)
                                                    ----------   ------------       ----------   ------------
Net increase (decrease) - Class B.................    (601,261)    (6,256,574)       1,425,471     17,557,936
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      93,803      1,009,852          455,920      5,132,718
Reinvestment of dividends and distributions.......      21,394        221,170           46,720        517,261
Redeemed..........................................    (110,785)    (1,183,029)        (297,883)    (3,274,738)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................       4,412         47,993          204,757      2,375,241
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................   1,319,658     14,253,955        2,555,893     28,768,194
Reinvestment of dividends and distributions.......      93,223        966,063          122,547      1,366,471
Redeemed..........................................    (546,962)    (5,724,361)        (760,131)    (8,374,057)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................     865,919      9,495,657        1,918,309     21,760,608
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................     207,384   $  2,639,195        3,463,227   $ 40,818,445
                                                    ==========   ============       ==========   ============

6. Federal Income Tax Status

As of November 30, 2002, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR ENDED NOVEMBER 30,          APRIL 28, 1999*
                                               MONTHS ENDED          -----------------------------------            THROUGH
                                               MAY 31, 2003           2002          2001          2000         NOVEMBER 30, 1999
                                               ------------          -------       -------       -------       -----------------
                                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........     $10.59              $11.39        $10.51        $ 8.63            $10.00
                                                  ------              ------        ------        ------            ------

Income (loss) from investment operations:
    Net investment income++..................       0.29                0.29          0.35          0.31              0.21
    Net realized and unrealized gain
    (loss)...................................       1.11               (0.17)         0.93          2.00             (1.38)
                                                  ------              ------        ------        ------            ------

Total income (loss) from investment
 operations..................................       1.40                0.12          1.28          2.31             (1.17)
                                                  ------              ------        ------        ------            ------

Less dividends and distributions from:
    Net investment income....................      (0.20)              (0.28)        (0.35)        (0.33)            (0.20)
    Net realized gain........................      (0.13)              (0.64)        (0.05)        (0.04)               --
    Paid-in-capital..........................         --                  --            --         (0.06)               --
                                                  ------              ------        ------        ------            ------

Total dividends and distributions............      (0.33)              (0.92)        (0.40)        (0.43)            (0.20)
                                                  ------              ------        ------        ------            ------

Net asset value, end of period...............     $11.66              $10.59        $11.39        $10.51            $ 8.63
                                                  ======              ======        ======        ======            ======

Total Return+................................      13.65%(1)            0.88%        12.38%        27.46%           (11.88)%(1)

Ratios to Average Net Assets(3):
Expenses.....................................       1.63%(2)            1.63%         1.54%         1.71%             1.81 %(2)

Net investment income........................       5.51%(2)            2.52%         3.19%         3.20%             3.59 %(2)

Supplemental Data:
Net assets, end of period, in thousands......     $6,330              $6,401        $7,860        $9,943            $5,634

Portfolio turnover rate......................         13%(1)              28%           40%           57%               27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                              FOR THE PERIOD
                          FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,            APRIL 28, 1999*
                          MONTHS ENDED          --------------------------------------            THROUGH
                          MAY 31, 2003            2002           2001           2000         NOVEMBER 30, 1999
                          ------------          --------       --------       --------       -----------------
                          (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value,
 beginning of period....     $10.55              $11.36         $10.49         $ 8.62             $10.00
                             ------              ------         ------         ------             ------

Income (loss) from
 investment operations:
    Net investment
    income++............       0.25                0.20           0.27           0.24               0.16
    Net realized and
    unrealized gain
    (loss)..............       1.10               (0.17)          0.92           1.99              (1.37)
                             ------              ------         ------         ------             ------

Total income (loss) from
 investment
 operations.............       1.35                0.03           1.19           2.23              (1.21)
                             ------              ------         ------         ------             ------

Less dividends and
 distributions from:
    Net investment
    income..............      (0.16)              (0.20)         (0.27)         (0.27)             (0.17)
    Net realized gain...      (0.13)              (0.64)         (0.05)         (0.04)                --
    Paid-in-capital.....         --                  --             --          (0.05)                --
                             ------              ------         ------         ------             ------

Total dividends and
 distributions..........      (0.29)              (0.84)         (0.32)         (0.36)             (0.17)
                             ------              ------         ------         ------             ------

Net asset value, end of
 period.................     $11.61              $10.55         $11.36         $10.49             $ 8.62
                             ======              ======         ======         ======             ======

Total Return+...........      13.18%(1)            0.15%         11.41%         26.41%            (12.27)%(1)

Ratios to Average Net
Assets(3):
Expenses................       2.38%(2)            2.38%          2.36%          2.46%              2.56 %(2)

Net investment income...       4.76%(2)            1.77%          2.37%          2.45%              2.84 %(2)

Supplemental Data:
Net assets, end of
 period, in thousands...    $98,014             $95,343        $86,479        $75,101            $59,645

Portfolio turnover
 rate...................         13%(1)              28%            40%            57%                27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                       FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,            APRIL 28, 1999*
                                       MONTHS ENDED          --------------------------------------            THROUGH
                                       MAY 31, 2003            2002           2001           2000         NOVEMBER 30, 1999
                                       ------------          --------       --------       --------       -----------------
                                       (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period..............................     $10.55              $11.36         $10.50         $ 8.62             $10.00
                                          ------              ------         ------         ------             ------

Income (loss) from investment
 operations:
    Net investment income++..........       0.25                0.20           0.27           0.26               0.16
    Net realized and unrealized gain
    (loss)...........................       1.11               (0.17)          0.91           1.98              (1.38)
                                          ------              ------         ------         ------             ------

Total income (loss) from investment
 operations..........................       1.36                0.03           1.18           2.24              (1.22)
                                          ------              ------         ------         ------             ------

Less dividends and distributions
 from:
    Net investment income............      (0.16)              (0.20)         (0.27)         (0.27)             (0.16)
    Net realized gain................      (0.13)              (0.64)         (0.05)         (0.04)                --
    Paid-in-capital..................         --                  --             --          (0.05)                --
                                          ------              ------         ------         ------             ------

Total dividends and distributions....      (0.29)              (0.84)         (0.32)         (0.36)             (0.16)
                                          ------              ------         ------         ------             ------

Net asset value, end of period.......     $11.62              $10.55         $11.36         $10.50             $ 8.62
                                          ======              ======         ======         ======             ======

Total Return+........................      13.18%(1)            0.15%         11.39%         26.50%            (12.29)%(1)

Ratios to Average Net Assets(3):
Expenses.............................       2.38%(2)            2.38%          2.36%          2.46%              2.56 %(2)

Net investment income................       4.76%(2)            1.77%          2.37%          2.45%              2.84 %(2)

Supplemental Data:
Net assets, end of period, in
 thousands...........................    $10,104              $9,129         $7,504         $6,759             $7,698

Portfolio turnover rate..............         13%(1)              28%            40%            57%                27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                                                              FOR THE PERIOD
                          FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,            APRIL 28, 1999*
                          MONTHS ENDED          --------------------------------------            THROUGH
                          MAY 31, 2003            2002           2001           2000         NOVEMBER 30, 1999
                          ------------          --------       --------       --------       -----------------
                          (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value,
 beginning of period....     $10.59              $11.40         $10.53         $ 8.64             $10.00
                             ------              ------         ------         ------             ------

Income (loss) from
 investment operations:
    Net investment
    income++............       0.30                0.30           0.37           0.27               0.15
    Net realized and
    unrealized gain
    (loss)..............       1.12               (0.16)          0.93           2.08              (1.30)
                             ------              ------         ------         ------             ------

Total income (loss) from
 investment
 operations.............       1.42                0.14           1.30           2.35              (1.15)
                             ------              ------         ------         ------             ------

Less dividends and
 distributions from:
    Net investment
    income..............      (0.21)              (0.31)         (0.38)         (0.36)             (0.21)
    Net realized gain...      (0.13)              (0.64)         (0.05)         (0.04)                --
    Paid-in-capital.....         --                  --             --          (0.06)                --
                             ------              ------         ------         ------             ------

Total dividends and
 distributions..........      (0.34)              (0.95)         (0.43)         (0.46)             (0.21)
                             ------              ------         ------         ------             ------

Net asset value, end of
 period.................     $11.67              $10.59         $11.40         $10.53             $ 8.64
                             ======              ======         ======         ======             ======

Total Return+...........      13.79%(1)            1.14%         12.58%         27.88%            (11.69)%(1)

Ratios to Average Net
Assets(3):
Expenses................       1.38%(2)            1.38%          1.36%          1.46%              1.56 %(2)

Net investment income...       5.76%(2)            2.77%          3.37%          3.45%              3.84 %(2)

Supplemental Data:
Net assets, end of
 period, in thousands...    $47,164             $33,652        $14,349         $5,193                $26

Portfolio turnover
 rate...................         13%(1)              28%            40%            57%                27 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Frances Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus.
The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc.,member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
REAL ESTATE FUND


Semiannual Report
May 31, 2003

36068RPT-11446F03-AP-6/03

Item 9 - Controls and Procedures

      The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003



                                       2